Capital management (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of objectives policies and processes for managing capital abstract
Current portion of long-term debt	$ 499,599	$ 0
Long-term debt	996,072	1,494,471
Cash and cash equivalents	(711,528)	(591,620)	$ (320,278)
Short-term investments	(391,025)	0
Net debt	393,118	902,851
Non-controlling interest	310	371
Shareholders' equity	4,993,282	4,859,288
Total shareholders' equity	4,993,592	4,859,659	$ 5,258,528
Total capital	$ 5,386,710	$ 5,762,510